Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 01, 2018	Mar. 31, 2018	Sep. 30, 2018
Subsequent Events
Proceeds from sale of land and building, net of fees, taxes and commissions	$ 14.7
Forecast
Subsequent Events
Gain on sale of land and building		$ 7.5
Forecast | WestRock | KapStone Paper and Packaging Corporation
Subsequent Events
Share price (in dollar per share)			$ 35.00
Long-term debt purchase price			$ 4,900.0